Related-Party Transactions (Schedule Of Trade Accounts And Other Receivables From Related Parties) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Trade accounts receivable from TCEH (affiliated)		$ (26)	$ (80)
Texas margin taxes payable	$ 32	21	20
Net payable (receivable)	32	(5)	(60)
Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable	16
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	16
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	29
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable	16
Sempra Texas Holdings [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	13
EFH Corp [Member]
Related Party Transaction [Line Items]
Texas margin taxes payable		21	20
Net payable (receivable)			(42)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	3	$ (5)	$ (18)
Texas Transmission and Investment LLC [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	$ 3